Gain (Loss) on Dispositions, Net (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of profit (loss) on disposal of property, plant and equipment

Period	Vessel	Segment	Net Proceeds	Gain (Loss) on Dispositions, Net
Q4-21	Navion Stavanger	Shuttle Tanker Segment	9,915	(2)
Q3-21	Navion Anglia	Shuttle Tanker Segment	6,144	1,397
Q2-21	Dampier Spirit	FSO Segment	3,970	3,970
Q2-21	Navion Oceania	Shuttle Tanker Segment	10,618	2,576
Q2-21	Navion Oslo	Shuttle Tanker Segment	3,160	(29)
Q2-21	Stena Natalita	Shuttle Tanker Segment	8,198	(299)
Q2-21(1)	Apollo Spirit	FSO Segment	2,889	2,889
Gain (loss) on dispositions, net for the year ended December 31, 2021				10,502

Q4-20	Apollo Spirit	FSO Segment	9,559	5,380
Q3-20	Navion Bergen	Shuttle Tanker Segment	3,385	(19)
Q2-20	HiLoad DP unit	Shuttle Tanker Segment	—	(1,388)
Q1-20	Petrojarl Cidade de Rio das Ostras	FPSO Segment	2,282	(92)
Q1-20	Navion Hispania	Shuttle Tanker Segment	6,715	(385)
Q1-20	Stena Sirita	Shuttle Tanker Segment	6,055	(85)
Gain (loss) on dispositions, net for the year ended December 31, 2020				3,411

Q2-19	Pattani Spirit	FSO Segment	15,741	11,213
Q2-19	Alexita Spirit	Shuttle Tanker Segment	8,700	835
Q2-19	Nordic Spirit	Shuttle Tanker Segment	8,900	500
Gain (loss) on dispositions, net for the year ended December 31, 2019				12,548
(1)The Apollo Spirit FSO was sold in December 2020 and a gain on sale of $5.4 million was recorded as at December 31, 2020. An additional gain of $2.9 million was recorded in June 2021 after the official recycling of the vessel was completed based on a recycling rate agreed upon with the buyer per the terms of the contract.